Supplementary Cash Flow Information Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Cash Equivalents
Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	June 30, 2020	December 31, 2019	June 30, 2019	December 31, 2018
	$	$	$	$
Cash and cash equivalents	461,152	353,241	235,199	424,169
Restricted cash – current	16,317	56,777	50,798	40,493
Restricted cash – non-current	61,948	44,849	36,886	40,977
Assets held for sale – cash	—	1,121	—	—
Assets held for sale – restricted cash	—	337	—	—
	539,417	456,325	322,883	505,639